Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment loss on indefinite-lived intangible assets			$ 38.0
Aggregate intangible amortization expense charged to comprehensive income (loss)	6.1	6.1	12.2	12.2
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment loss on indefinite-lived intangible assets	$ 38.0		$ 38.0